SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥) segment
Segment Reporting Information [Line Items]
Number of operating segments | segment	2	2	2
Revenues	¥ 2,495,322	¥ 4,142,862	¥ 6,250,109
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	1,279,772	2,524,900	4,459,576
Europe
Segment Reporting Information [Line Items]
Revenues	951,525	1,250,634	1,477,954
North America
Segment Reporting Information [Line Items]
Revenues	234,277	361,944	287,540
Other
Segment Reporting Information [Line Items]
Revenues	¥ 29,748	¥ 5,384	¥ 25,039